Document and Entity Information	Jan. 13, 2021
Cover [Abstract]
Entity Registrant Name	Seagate Technology plc
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001137789
Document Type	8-K
Document Period End Date	Jan. 13, 2021
Entity Incorporation State Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-0648577
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 NX53
City Area Code	(353) (1)
Local Phone Number	234-3136
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Entity Emerging Growth Company	false